Share-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share-based Compensation Expense

Share-based compensation expense for options granted is reflected in the statements of operations as follows (in thousands):

	Nine Months Ended September 30,
	2016	2015
Research and development	$375	$229
General and administrative	401	273

Total	$776	$502

The total share-based compensation expense recognized is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$218	$327
General and administrative	209	378

Total	$427	$705

The Company has granted stock option awards to employees, directors and consultants. Share-based compensation expense for options granted is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$91	$327
General and administrative	192	378

Total	$283	$705

Share-based compensation expense for restricted stock granted is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2014	2015
Research and development	$127	$—
General and administrative	17	—

Total	$144	$—

Key Assumptions Utilized In the Fair Value Calculation for the Warrants

The following table sets forth the weighted average assumptions utilized in the fair value calculation for the underlying common stock for the years ended December 31, 2014 and 2015.

	Year Ended December 31,
	2014	2015
Expected term (years)	7.00	7.00
Expected stock price volatility	85.64%	86.63%
Risk-free interest rate	1.99%	2.09%
Expected dividend yield	0.00%	0.00%

Stock Option Activity Under Stock Option Plan

The following table provides additional information about the Company’s stock options that were outstanding and exercisable at December 31, 2015 (aggregate intrinsic values in thousands):

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Average Remaining Contractual Life (Years)	Options Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.02	11,363			5.9	11,363
0.15	72,987			6.4	67,510
0.40	544,493			7.6	329,131
3.08	31,818			8.6	11,267
3.41	311,357			9.0	79,254
5.57	232,802			9.9	—
6.16	56,817			9.5	2,272

	1,261,637	$2.40	$7,210		500,797	$0.92	$3,606

Summary of Activity Related to Stock Options

The following table summarizes the activity related to stock options during the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2016	1,261,638	$2.41
Granted	174,736	6.79
Exercised	(1,326)	0.40
Cancelled/Forfeited	(20,454)	6.03

Options outstanding at September 30, 2016	1,414,594	2.90

Options exercisable at December 31, 2015	500,797	0.92

Options exercisable at September 30, 2016	686,439	1.22

The following table summarizes the activity related to stock options:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2014	770,062	$0.34
Granted	376,126	3.38
Exercised	(24,803)	0.17
Cancelled/Forfeited	(22,899)	0.15

Options outstanding at December 31, 2014	1,098,486	1.39
Granted	289,619	5.68
Exercised	(50,980)	0.27
Cancelled/Forfeited	(75,488)	1.67

Options outstanding at December 31, 2015	1,261,637	2.40

A summary of the status of unvested restricted stock is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2014	229,208	$0.51
Vested	(208,520)	0.40

Unvested at December 31, 2014	20,688	0.57
Vested	(14,203)	0.55

Unvested at December 31, 2015	6,485	0.57